Stockholders' Equity, Note	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Notes
Stockholders' Equity, Note

NOTE 11 - STOCKHOLDERS’ EQUITY

The Company is authorized to issue up to 300,000,000 shares of common stock, par value $0.001.

During the nine months ended September 30, 2014, the Company authorized the issuance of 3,790,000 shares of its common stock for cash proceeds totaling $1,895,000. As of September 30, 2014, 300,000 of these shares were unissued.

During the nine months ended September 30, 2014, the Company issued a total of 1,170,853 shares of common stock to various individuals and companies for services valued at $1,558,500. As of September 30, 2014, 365,853 of these shares were unissued. Additionally, the Company also canceled 50,000 shares previously issued for consulting services in 2012 for services valued at $4,000.

During the nine months ended September 30, 2014, the Company issued 322,958 shares of its common stock as payment for previously accrued legal fees. The estimated fair value of these shares totaled $581,324. Of the total fair value, $161,479 has been recorded as a reduction to accounts payable and $419,845 was recognized as additional paid-in-capital and professional fees expense for the excess of the fair value.

During the nine months ended September 30, 2014, the Company authorized the issuance of 243,490 shares of common stock valued at $572,225 to the Chief Executive Officer as compensation for services and bonus.  As of September 30, 2014 23,490 of these shares were unissued.

During the nine months ended September 30, 2014, the Company authorized the issuance of 10,000 shares of common stock valued at $14,500 to the Chief Financial Officer as compensation for services.  As of September 30, 2014 these shares were unissued.

During the nine months ended September 30, 2014, the Company authorized the issuance of 30,000 shares of common stock valued at $55,200 to an employee as compensation for services.  As of September 30, 2014 these shares were unissued.

On January 3, 2014, the Company authorized the issuance of 1,642,000 shares with an estimated fair value of $3,004,861 in connection with an asset acquisition. The Company issued 1,445,000 shares at closing (see Note 13). As of September 30, 2014, 197,052 shares remain in escrow.

NOTE 11 - STOCKHOLDERS’ EQUITY

The Company is authorized to issue up to 300,000,000 shares of $0.001 par value common stock and up to 50,000,000 shares of $0.001 par value preferred stock.

During the year ended December 31, 2013, the Company issued a total of 1,533,499 shares of common stock to various individuals and companies for consulting services valued at $769,677. As of December 31, 2013, 100,000 shares were unissued. In addition, the Company also issued 550,000 shares previously authorized in 2012.

During the year ended December 31, 2013, the Company authorized the issuance of 5,865,000 shares of its common stock for cash proceeds totaling $3,165,625. As of December 31, 2013, 465,250 shares were unissued.

During the year ended December 31, 2013, the Company issued 898,952 shares of its common stock as payment for previously accrued legal fees. The estimated fair value of the shares totaled $449,476 and has been recorded as a reduction to accounts payable.

On March 20, 2013, the Company authorized the issuance of 3,500,000 shares with an estimated fair value of $3,132,500 in connection with an asset acquisition. The Company agrees to issue 750,000 of such shares upon the satisfaction of certain conditions. (See Note 13).  As of December 31, 2013, the 750,000 shares were unissued.

On November 27, 2013, the Company issued 1,424,075 shares from previously authorized shares of the Company’s common stock held in escrow in connection with our Net MoneyIn (“NMI”) acquisition in 2011.   The release of shares occurred as a result of a full and final settlement agreement dated November 27, 2013. Pursuant to the agreement, we agreed to release a total of 800,000 of the aforementioned shares and forgive two notes receivable acquired through our acquisition of NMI with a total balance of principal and interest totaling $302,625. In addition we agreed to issues the remaining 624,075 escrowed shares in settlement of a note payable previously assumed by our chief executive officer and a director, together with accrued interest totaling $238,761

During the year ended December 31, 2013, the Company authorized the issuance of 121,000 shares of common stock to the chief executive officer as compensation for services.  As of December 31, 2013 the shares were unissued.